Employee Benefits Plan - Defined Benefit Obligation - Other Disclosures (Detail) - Present Value of Defined Benefit Obligation [Member] - Percentage of Participants in Defined Benefits Plans [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Percentage attributable to active employees	27.00%	27.00%
Percentage attributable to deferred (former employees)	34.00%	35.00%
Percentage attributable to retirees	39.00%	38.00%
Total participation	100.00%	100.00%
Employee participation percentage	100.00%	100.00%
U.S. [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	69.00%	69.00%
U.K. [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	27.00%	27.00%
Rest of World [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	4.00%	4.00%